Segmental analysis - Balance sheet by business (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Loans and advances to customers	£ 85,721	£ 75,491
Customer accounts	240,957	222,941
MSS
Disclosure of operating segments [line items]
Loans and advances to customers	4,719	2,718
Customer accounts	42,329	41,102
GB
Disclosure of operating segments [line items]
Loans and advances to customers	33,391	34,723
Customer accounts	86,061	85,303
GBM Other
Disclosure of operating segments [line items]
Loans and advances to customers	150	67
Customer accounts	9,486	9,434
CMB
Disclosure of operating segments [line items]
Loans and advances to customers	25,859	24,226
Customer accounts	60,529	58,620
WPB
Disclosure of operating segments [line items]
Loans and advances to customers	15,669	13,666
Customer accounts	42,499	28,337
Corporate Centre
Disclosure of operating segments [line items]
Loans and advances to customers	5,933	91
Customer accounts	£ 53	£ 145